Concentration, Risk and Uncertainties - Schedule of Concentration, Risk and Uncertainties (Details)	6 Months Ended				12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Jun. 30, 2025
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage	76.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage	16.00%
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage					50.00%
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage					20.00%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage					18.00%
Customer Concentration Risk [Member] | Customer F [Member] | Purchase [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage	11.00%
Supplier Concentration Risk [Member] | Supplier A [Member] | Accounts Payable [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage	98.00%				86.00%
Supplier Concentration Risk [Member] | Supplier B [Member] | Accounts Payable [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage					12.00%
Supplier Concentration Risk [Member] | Supplier C [Member] | Purchase [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage		[1]	11.00%
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage		[1]	17.00%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage	12.00%			[1]
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage	12.00%			[1]
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchase [Member]
Percentage of the Company’s accounts receivable
Concentration risk percentage	12.00%			[1]

[1]	Less than 10% of total purchase